Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related party transactions
Expenses allocated from RONG360	¥ 206	¥ 21,099	¥ 51,753
Material amount of due to or due from related parties
Amount due from related party	872	7,082		$ 134
Amount due to related party	(9,495)	(34,310)		$ (1,455)
Amount due from other related parties	574
Accounts receivable, amounts billed through RONG360	0	3,549
RONG360 Inc.
Material related party transactions
Sales and marketing expenses charged by related party A	(206)
Material amount of due to or due from related parties
Amount due to related party	(468)	(24,345)
Accounts receivable, amounts billed through RONG360	0	3,549
RONG360 Inc. | Recommendation services for loans
Material related party transactions
Revenues from related party transactions	4,757	31,980	105,492
RONG360 Inc. | Big data and system-based risk management services
Material related party transactions
Revenues from related party transactions	3,626	6,858	13,405
RONG360 Inc. | Administrative expenses
Material related party transactions
Revenues from related party transactions	2,000	4,000	10,000
RONG360 Inc. | Collection handling services
Material related party transactions
Collection handling services provided by RONG360			(4,644)
RONG360 Inc. | Research and development expenses
Material related party transactions
Research and development expenses charged by RONG360 (d)	1,480	2,162
Related Party A
Material related party transactions
Sales and marketing expenses charged by related party A		(21,099)	(51,753)
Material amount of due to or due from related parties
Amount due to related party		(3,715)
Related party B
Material related party transactions
Business combination transaction with related party B			¥ (6,250)
Material amount of due to or due from related parties
Amount due to related party	(8,729)	¥ (6,250)
Related Party C
Related party transactions
Percentage of preference shares owned		15.00%
Material related party transactions
Data acquisition cost charged by related party	¥ (2,102)
Material amount of due to or due from related parties
Amount due from related party		¥ 7,082